BANCROFT CONVERTIBLE FUND, INC.

TO OUR SHAREHOLDERS:

   It was only this April that the stock market made its first correction in three years as the S&P 500 and the Dow Industrials slipped about 10%. From the market low on April 11th to the close of business on Friday June 13th, the S&P 500 index has risen over 21%. This is a stunning 2 month move upwards. While market moves such as this cannot be sustained indefinitely, it shows that many of the fundamental forces that have driven the equity markets for nearly ten years, from 224 on the S&P 500 in December, 1987 to its recent high of 894 on June 13, 1997, are still driving the market forward.

   Writing this letter over Father's Day weekend has reminded me of my father, Ronald E. Dinsmore, founder of the Fund and a great fount of Wall Street lore and wisdom. With the market hitting new highs many of his thoughts seem appropriate. While he knew all of the Wall Street cliches he also knew cliches could not be substituted for understanding. Whenever the market was reaching new highs in the past he would try to determine why there were more buyers than sellers and what would reverse the two. He also sought to sort out temporary conditions from long-term fundamental trends. With these thoughts in mind we have tried to understand some of the underlying trends of this market and where they might be taking us. These include:

- Demographics: the generation of children born after WWII are now at their most efficient and productive stages of their lives and are also at a stage where they are saving more through pension plans or mutual funds;

- The Information Revolution is now reaching a stage where it is dramatically improving productivity and efficiency. In some cases the gains in efficiency have been so great that companies can actually reduce the amount of invested capital they need and buy back their own stock;

- Investors may be less averse to risk than they were as many in the workforce are now better educated with regard to information and information technologies, making them feel less vulnerable to downsizing and restructuring;

- Earnings growth that had been running at 6.6% per year for decades has been running at 14% since 1991;

- The monetary policy of the United States and much of the world has been much less volatile over this period, and has generally provided just the right amount of liquidity.

   The points enumerated above lead us to believe that the stock market is not grossly overbought and, while not cheap, still has many worthwhile stocks in it.

   We have determined that the Fund's net asset value (NAV) declined 0.28% for the quarter and rose 11.73%, 85.37% and 163.08%* for the one-year, five-year and ten-year periods ended March 31, 1997 (assuming all dividends reinvested at NAV). The value of the Fund's shares fell 1.09% and rose 15.27%, 89.48% and 153.21% for those three-month, one-year, five-year and ten-year periods (assuming all dividends reinvested at actual reinvestment price). As quoted in Barron's, Lipper Analytical Services, Inc. reported that the average open-end convertible fund's NAV** rose 0.95%, 10.64%, 73.96% and 145.68% for those same periods (also assuming all dividends reinvested). Investors should be pleased to note that both the stock price and the NAV of the Fund outperformed the Lipper open-end peer group for the one-year, five-year and ten-year periods. Though we cannot guarantee we will outperform them in the future, we have done so in the past.

   At its April meeting, the Board of Directors elected Nicolas W. Platt to the Board of Directors to serve until the next annual meeting where he is expected to stand for election by the shareholders. He is currently the Managing Director for Burson-Marsteller, a public relations consulting firm, and had been Managing Director and Chief Operating Officer of the American Stock Exchange. Mr. Platt brings experience and expertise that should make the Board stronger.

   The Board also declared a 25 cents per share dividend payable on June 30, 1997 to shareholders of record June 12, 1997.

/s/ Thomas H. Dinsmore
Chairman of the Board
June 17, 1997

-----------

 * Assumes full exercise of rights issued in 1988.

** Average NAV of the forty-seven open-end convertible funds followed by Lipper
   Analytical Services, Inc., an independent statistical service.

BANCROFT CONVERTIBLE FUND, INC.


INVESTMENTS            APRIL 30, 1997

                                                                                                        PRINCIPAL
                                                                                                         AMOUNT          VALUE
                                                                                                        OR SHARES      (NOTE A)
                                                                                                      -----------     ----------
AEROSPACE--3.2%
Orbital Sciences Corp. common stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,900 shs  $  205,025
Morgan Stanley Group, Inc. 0% 2000 medium-term exch. notes (A1)
  (exch. for Boeing Company common stock)   . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,500,000       1,683,750
Simula, Inc. 8% 2004 sr. cv. sub. notes (NR)  . . . . . . . . . . . . . . . . . . . . . . . . . . .      750,000         765,000
                                                                                                                      ----------
                                                                                                                       2,653,775
                                                                                                                      ----------
AUTOMOTIVE--0.4%
Volkswagen International Finance 3% 2002 cv. sub. deb.* (A1)  . . . . . . . . . . . . . . . . . . .      250,000         308,438
                                                                                                                      ----------
BANKING--10.6%
Barnett Banks, Inc. common stock  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,000 shs     977,500
First Commerce Corp. common stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,000 shs     817,500
National Bank of Australia Ltd. 7 7/8% exch. capital units (A1)
  (exch. for ADR's representing National Bank of Australia Ltd. common stock)   . . . . . . . . . .       20,000 shs     530,000
National City Corp. common stock  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,000 shs     975,000
Washington Mutual Savings Bank common stock . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,000 shs     987,500
BankAtlantic Bancorp 6 3/4% 2006 cv. sub. deb. (NR) . . . . . . . . . . . . . . . . . . . . . . . .    1,225,000       1,494,500
First State Bancorp 7 1/2% 2017 cv. sub. deb. (NR)  . . . . . . . . . . . . . . . . . . . . . . . .      500,000         500,000
Jefferson-Pilot Corp. 7 1/4% 2000 Automatic Common Exchange Securities (A1)
  (exch. for NationsBank Corp. common stock)  . . . . . . . . . . . . . . . . . . . . . . . . . . .       25,000       2,637,500
                                                                                                                      ----------
                                                                                                                       8,919,500
                                                                                                                      ----------
BUILDING & REAL ESTATE--0.6%
The Rouse Company 6% series B cv. pfd. (Baa3) . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,000 shs     499,125
                                                                                                                      ----------
CAPITAL GOODS--5.3%
Greenfield Capital Trust 6% cv. pfd. (conv. into Greenfield Industries, Inc. common stock) (B1) . .       10,000 shs     415,000
CS First Boston, Inc. 3 1/2% 2001 sr. medium-term exch. notes* (Aa)
  (exch. for General Electric Corp. common stock)   . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000       1,152,500
Robbins & Myers, Inc. 6 1/2% 2003 cv. sub. notes (NR) . . . . . . . . . . . . . . . . . . . . . . .    1,960,000       2,361,800
U.S. Filter Corp. 4 1/2% 2001 cv. sub. notes (B2) . . . . . . . . . . . . . . . . . . . . . . . . .      500,000         495,000
                                                                                                                      ----------
                                                                                                                       4,424,300
                                                                                                                      ----------
COMMUNICATIONS--6.8%
Nextel Trust 7 1/4% STRYPES* # (NR)
(exch. for Nextel Communications, Inc. class A common stock)  . . . . . . . . . . . . . . . . . . .       50,000 shs     700,000
QUALCOMM Financial Trust 5 3/4% trust cv. pfd.* (B1)
  (conv. into QUALCOMM, Inc. common stock)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       22,000 shs     990,000
WorldCom, Inc. GA depositary shares (representing 8% cum. cv. A pfd.) (B1)  . . . . . . . . . . . .       10,000 shs     835,000
Comcast Cellular Corp. 0% 2000 senior participating zero coupon
  redeemable series A notes (B1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,200,000         882,000
NatWest Markets 0% 2003 exch. trust securities*
  (exch. for Lucent Technologies, Inc. common stock) (AA2)  . . . . . . . . . . . . . . . . . . . .    1,000,000         887,060
Salomon, Inc. 6 1/4% 2001 FCENS+ (exch. for Cincinnati Bell, Inc. common stock) (Baa1)  . . . . . .       10,000         560,000
Sprint Corp. 8 1/4% 2000 FCENS+ (Baa3)
  (exch. for Southern New England Telecommunications Corp. common stock). . . . . . . . . . . . . .       25,000         850,000
                                                                                                                      ----------
                                                                                                                       5,704,060
                                                                                                                      ----------
DATA-PROCESSING SERVICES--3.1%
First Financial Management Corp. 5% 1999 cv. sub. deb. (A2)
  (exch. for First Data Corp. common stock)   . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000       1,625,000
National Data Corp. 5% 2003 cv. sub. notes (NR) . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000         977,500
                                                                                                                      ----------
                                                                                                                       2,602,500
                                                                                                                      ----------
ENERGY--14.1%
AES Trust I $2.6875 term cv. securities, series A (exch. for AES Corp. common stock) (Ba1)  . . . .       44,000 shs   2,403,500
Chieftain International Funding Corp. 7 1/4% cv. red. pfd. (B3) . . . . . . . . . . . . . . . . . .       31,000 shs     864,125
Devon Financing Trust 6 1/2% trust cv. pfd.* (NR)
  (conv. into Devon Energy Corp. common stock)  . . . . . . . . . . . . . . . . . . . . . . . . . .       10,000 shs     642,500
MCN Energy Group, Inc. 8% FELINE+++ PRIDES** (Ba2)  . . . . . . . . . . . . . . . . . . . . . . . .       10,000 shs     497,500
Tosco Financing Trust 5 3/4% trust cv. pfd.* (conv. into Tosco Corp.
  common stock) (Ba1)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,000 shs     278,750
Unocal Capital Trust 6 1/4% trust cv. pfd. (Ba1)  . . . . . . . . . . . . . . . . . . . . . . . . .       12,500 shs     690,625
Diamond Offshore Drilling, Inc. 3 3/4% 2007 cv. sub. notes (Baa2) . . . . . . . . . . . . . . . . .    1,000,000       1,015,000
Enserch Corp. 6 3/8% 2002 Euro. cv. sub. deb. (Baa3)  . . . . . . . . . . . . . . . . . . . . . . .    1,655,000       1,646,725
Nabors Industries, Inc. 5% 2006 cv. sub. notes (Baa2) . . . . . . . . . . . . . . . . . . . . . . .    1,375,000       1,684,375
Pennzoil Company 4 3/4% 2003 exch. sr. deb. (exch. for Chevron Corp. common stock) (Baa2) . . . . .    1,800,000       2,137,500
                                                                                                                      ----------
                                                                                                                      11,860,600
                                                                                                                      ----------

                                                                                                        PRINCIPAL
                                                                                                         AMOUNT          VALUE
                                                                                                        OR SHARES      (NOTE A)
                                                                                                       ----------     ----------
ENTERTAINMENT--9.6%
American Radio Systems Corp. depositary shares (representing 7% cv. exch. pfd.)* (B2) . . . . . . .        7,500 shs  $  349,688
Chancellor Broadcasting Co. 7% cv. pfd.* (Caa)  . . . . . . . . . . . . . . . . . . . . . . . . . .       10,000 shs     531,250
Hollinger International, Inc. depositary shares (representing 9 3/4% cv. B pfd.) (B2)   . . . . . .       50,000 shs     518,750
News Corporation Exchange Trust 5% cv. trust originated pfd.* (Ba2)
  (exch. for British Sky Broadcasting Group plc Am Depositary shares)   . . . . . . . . . . . . . .       20,000 shs   1,965,000
SFX Broadcasting, Inc. 6 1/2% cum. cv. exch. D pfd.* (Caa)  . . . . . . . . . . . . . . . . . . . .        8,000 shs     364,000
Triathlon Broadcasting Co. depositary shares (representing 9% mandatory cv. pfd.) (NR)  . . . . . .       50,000 shs     406,250
Westinghouse Electric Corp. depositary shares (representing $1.30 cv. C pfd.) (Ba3) . . . . . . . .       35,000 shs     529,375
Credit Suisse 3% 2001 equity linked certificates (Aa)
  (exch. for the cash equivalent of Walt Disney Co. common stock)   . . . . . . . . . . . . . . . .    1,000,000       1,142,500
Imax Corp. 5 3/4% 2003 cv. sub. notes* (B3)   . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000       1,035,000
International CableTel, Inc. 7% 2008 cv. sub. notes* (NR) . . . . . . . . . . . . . . . . . . . . .      750,000         645,000
International CableTel, Inc. 7 1/4% 2005 cv. sub. notes* (Caa)  . . . . . . . . . . . . . . . . . .      600,000         582,000
                                                                                                                      ----------
                                                                                                                       8,068,813
                                                                                                                      ----------
ENVIRONMENTAL SERVICES--1.2%
USA Waste Services, Inc. 4% 2002 cv. sub. notes (Ba2) . . . . . . . . . . . . . . . . . . . . . . .    1,000,000         985,000
                                                                                                                      ----------
FINANCIAL & INSURANCE--11.2%
American Bankers Insurance Group, Inc. series B cum. cv. pfd. (Baa1)  . . . . . . . . . . . . . . .       15,000 shs     943,125
American General Delaware, LLC 6% cv. A monthly income preferred securities (A1)  . . . . . . . . .       20,000 shs   1,167,500
Frontier Financing Trust 6 1/4% cv. trust originated pfd.* (Baa3)
  (conv. into Frontier Insurance Group, Inc. common stock)  . . . . . . . . . . . . . . . . . . . .       25,000 shs   1,565,625
Cityscape Financial Corp. 6% 2006 cv. sub. deb.* (NR) . . . . . . . . . . . . . . . . . . . . . . .      500,000         345,000
First Central Financial Corp. 9% 2000 cv. sub. deb. (NR)  . . . . . . . . . . . . . . . . . . . . .      851,000         531,875
Penn Treaty American Corp. 6 1/4% 2003 cv. sub. notes* (BB+)  . . . . . . . . . . . . . . . . . . .    1,375,000       1,574,375
Pioneer Financial Services, Inc. 6 1/2% 2003 cv. sub. notes (NR)  . . . . . . . . . . . . . . . . .      700,000       1,022,000
US West, Inc. 7 5/8% 1998 FCENS+ (A2)
  (exch. for Enhance Financial Services Group, Inc. common stock)   . . . . . . . . . . . . . . . .       35,000       1,181,250
Westbridge Capital Corp. 7 1/2% 2004 cv. sub. notes (NR)  . . . . . . . . . . . . . . . . . . . . .    1,000,000       1,025,000
                                                                                                                      ----------
                                                                                                                       9,355,750
                                                                                                                      ----------
FOODS--2.1%
Apple South Financing I 7% cv. A pfd. (conv. into Apple South, Inc. common stock)* (NR) . . . . . .       10,000 shs     542,500
Grand Metropolitan Public Limited Co. 6 1/2% 2000 cv. sub. deb.* (A2) . . . . . . . . . . . . . . .    1,000,000       1,240,000
                                                                                                                      ----------
                                                                                                                       1,782,500
                                                                                                                      ----------
HEALTH CARE & DRUGS--10.5%
Ciba Geigy Corp. 6 1/4% 2016 exch. sub. deb.* (exch. for ALZA Corp. common stock) (Aa3) . . . . . .    1,550,000       1,581,000
Complete Management, Inc. 8% 2003 cv. sub. deb. (NR)  . . . . . . . . . . . . . . . . . . . . . . .      500,000         457,500
Medco Containment Service, Inc. 6% 2001 cv. sub. deb. (AAA) . . . . . . . . . . . . . . . . . . . .    1,000,000       2,770,000
Morgan Stanley Group, Inc. 0% 2001 medium-term exchangeable notes (A1)
  (exch. for ADR's representing SmithKline Beecham plc common stock)  . . . . . . . . . . . . . . .    1,200,000       1,281,000
Roche Holdings, Inc. 0% 2010 liquid yield option notes* (Aa2) . . . . . . . . . . . . . . . . . . .    3,500,000       1,592,500
Sandoz Capital BVI Ltd. 2% 2002 cv. sub. notes* (cv. into Novartis AG common stock) (AAA) . . . . .      500,000         623,750
Union Bank of Switzerland Finance N.V. 2 1/2% 2001 euro. cv. deb.
  (cv. into Novartis AG common stock) (AAA)   . . . . . . . . . . . . . . . . . . . . . . . . . . .      500,000         532,500
                                                                                                                      ----------
                                                                                                                       8,838,250
                                                                                                                      ----------
HOTEL SERVICES--2.9%
Royal Caribbean Cruises Ltd. $3.625 cv. A pfd. (Ba2)  . . . . . . . . . . . . . . . . . . . . . . .        7,500 shs     431,250
Hilton Hotels Corp. 5% 2006 cv. sub. notes (Baa2) . . . . . . . . . . . . . . . . . . . . . . . . .    1,500,000       1,584,375
Signature Resorts, Inc. 5 3/4% 2007 cv. sub. notes (B-) . . . . . . . . . . . . . . . . . . . . . .      500,000         395,000
                                                                                                                      ----------
                                                                                                                       2,410,625
                                                                                                                      ----------
RETAIL--2.4%
Home Depot, Inc. 3 1/4% 2001 cv. sub. notes (A1)  . . . . . . . . . . . . . . . . . . . . . . . . .    2,000,000       2,052,500
                                                                                                                      ----------

BANCROFT CONVERTIBLE FUND, INC.


                                                                                                       PRINCIPAL
                                                                                                        AMOUNT          VALUE
                                                                                                       OR SHARES      (NOTE A)
                                                                                                       ---------     -----------
TECHNOLOGY--7.6%
Microsoft Corp. 2 3/4% cv. exch. series A pfd. (A1) . . . . . . . . . . . . . . . . . . . . . . . .        5,000 shs $   428,125
Seagate Technology, Inc. common stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,000 shs     920,000
EMC Corp. 3 1/4% 2002 cv. sub. notes* (Ba3) . . . . . . . . . . . . . . . . . . . . . . . . . . . .      500,000         520,000
Morgan Stanley Group, Inc. 6% 1998 FCENS+ (A1)
  (exch. for Cisco Systems, Inc. common stock)  . . . . . . . . . . . . . . . . . . . . . . . . . .        7,500         430,313
Morgan Stanley Group, Inc. 0% 2001 technology exch. note trust certificates* (A1)
  (exch. for technology basket common stocks##)   . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000         970,000
Motorola, Inc. 0% 2013 liquid yield option notes (A1) . . . . . . . . . . . . . . . . . . . . . . .      600,000         447,000
Thermo Electron Corp. 4 1/4% 2003 cv. sub. deb.* (Ba2)  . . . . . . . . . . . . . . . . . . . . . .    1,625,000       1,763,125
Thermo Instruments Corp. 4 1/2% 2003 cv. sub. deb.* (Ba1) . . . . . . . . . . . . . . . . . . . . .      375,000         363,750
VLSI Technology, Inc. 8 1/4% 2005 cv. sub. notes (B)  . . . . . . . . . . . . . . . . . . . . . . .      600,000         570,000
                                                                                                                     -----------
                                                                                                                       6,412,313
                                                                                                                     -----------
TRANSPORTATION--0.6%
Mercury Air Group, Inc. 7 3/4% 2006 cv. sub. deb. (B-)  . . . . . . . . . . . . . . . . . . . . . .      500,000         510,000
                                                                                                                     -----------
U.S. TREASURY NOTES--0.0%
6 1/4% 3/31/99++  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       25,000          25,000
                                                                                                                     -----------
CORPORATE SHORT-TERM NOTES--4.2%
American Express Credit Corp. 5 1/2% 5/5/97 (P1)  . . . . . . . . . . . . . . . . . . . . . . . . .    1,900,000       1,898,258
American Express Credit Corp. 5.45% 5/5/97 (P1) . . . . . . . . . . . . . . . . . . . . . . . . . .      500,000         499,622
Sears Roebuck Acceptance Corp. 5.44% 5/1/97 (P1)  . . . . . . . . . . . . . . . . . . . . . . . . .    1,100,000       1,098,504
                                                                                                                     -----------
                                                                                                                       3,496,384
                                                                                                                     -----------
TOTAL CONVERTIBLE BONDS AND NOTES--63.7%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $53,441,959
TOTAL CONVERTIBLE PREFERRED STOCKS--22.8% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   19,088,563
TOTAL COMMON STOCKS--5.8% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    4,882,525
TOTAL CORPORATE SHORT-TERM NOTES--4.2%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,496,384
                                                                                                                     -----------
TOTAL INVESTMENTS--96.5%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   80,909,431
OTHER ASSETS AND LIABILITIES, NET--3.5% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,976,030
                                                                                                                     -----------
TOTAL NET ASSETS--100.0%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $83,885,461
                                                                                                                     ===========

---------
  * Rule 144A security, may be sold only to qualified institutional buyers. # Structured Yield Product Exchangeable for Stock.
  + Forced Conversion Exchangeable Notes.
+++ Family of Equity-Linked Income Securities.
 ** Preferred Redeemable Increased Dividend Equity Securities.
 ## Ticker symbols: CSCO, EDS, HWP, INTC, MSFT & ORCL.
 ++ Collateral for a letter of credit.

    Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies, Inc.


    The cost of investments for federal income tax purposes is $72,427,561 resulting in gross unrealized appreciation and depreciation of $10,096,301 and $1,614,431, respectively, or net unrealized appreciation of $8,481,870 on a tax cost basis.

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

                                                                                          APRIL 30, 1997
                                                                                          --------------
ASSETS:
  Investments at value (cost $72,427,561) (Note A)  . . . . . . . . . . . . . . .           $80,909,431
  Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                33,811
  Receivable for securities sold  . . . . . . . . . . . . . . . . . . . . . . . .             4,506,641
  Dividends and interest receivable . . . . . . . . . . . . . . . . . . . . . . .               479,834
  Other assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                18,470
                                                                                            -----------
    Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            85,948,187
                                                                                            -----------

LIABILITIES:
  Payable for securities purchased  . . . . . . . . . . . . . . . . . . . . . . .             2,046,530
  Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                16,196
                                                                                            -----------
  Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,062,726
                                                                                            -----------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $83,885,461
                                                                                            ===========

NET ASSETS CONSIST OF:
  Accumulated undistributed net investment income . . . . . . . . . . . . . . . .           $   624,970
  Accumulated net realized gain from investment transactions  . . . . . . . . . .             6,423,672
  Unrealized appreciation on investments  . . . . . . . . . . . . . . . . . . . .             8,481,870
  Capital shares (Note D) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                31,563
  Additional paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . .            68,323,385
                                                                                            -----------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $83,885,460
                                                                                            ===========
Net asset value per share ($83,885,461 / 3,156,263 outstanding shares)  . . . . .           $     26.58
                                                                                            ===========



                See accompanying notes to financial statements.

BANCROFT CONVERTIBLE FUND, INC.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 1997 (unaudited)
INVESTMENT INCOME (Note A):
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $ 1,273,504
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               662,352
                                                                                            -----------
     Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,935,856
                                                                                            -----------
EXPENSES (Note B):
  Management fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               302,130
  Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,500
  Transfer agent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                26,405
  Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                26,001
  Reports to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . .                41,950
  Directors' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                27,100
  Listing fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                25,500
  Treasurer's office  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12,500
  Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                40,733
                                                                                            -----------
      Total Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               521,819
                                                                                            -----------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,414,037
                                                                                            ===========
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from investment transactions  . . . . . . . . . . . . . . . .             6,459,853
                                                                                            -----------
  Net change in unrealized appreciation of investments  . . . . . . . . . . . . .            (3,891,508)
                                                                                            -----------
  Net gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,568,345
                                                                                            -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . .           $ 3,982,382
                                                                                            ===========


                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED     YEAR ENDED
                                                                          APRIL 30, 1997   OCTOBER 31, 1996
                                                                         ----------------  ----------------
Increase in net assets from operations:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,414,037      $ 2,996,655
  Net realized gain from investment transactions  . . . . . . . . . . .      6,459,853        6,807,244
  Net change in unrealized appreciation of investments  . . . . . . . .     (3,891,508)       5,451,699
                                                                           -----------      -----------
    Net increase in net assets resulting from operations  . . . . . . .      3,982,382       15,255,598

Dividends paid from net investment income . . . . . . . . . . . . . . .     (1,320,127)      (3,251,738)
Distribution from net realized gain on investments  . . . . . . . . . .     (6,815,292)      (1,871,807)
Capital share transactions (Note D) . . . . . . . . . . . . . . . . . .      4,736,184        1,745,225
                                                                           -----------      -----------
    Increase in net assets  . . . . . . . . . . . . . . . . . . . . . .        583,147       11,877,278

Net assets at beginning of period . . . . . . . . . . . . . . . . . . .     83,302,314       71,425,036
                                                                           -----------      -----------
Net assets at end of period (including undistributed net investment
  income of $624,971 and $779,084, respectively)  . . . . . . . . . . .    $83,885,461      $83,302,314
                                                                           ===========      ===========


                See accompanying notes to financial statements.

BANCROFT CONVERTIBLE FUND, INC.

FINANCIAL HIGHLIGHTS
Selected data for a share of common stock outstanding

                                                          SIX MONTHS           YEARS ENDED OCTOBER 31,
                                                            ENDED      ----------------------------------------------
PER SHARE OPERATING PERFORMANCE:                        APRIL 30, 1997+  1996    1995        1994     1993     1992
--------------------------------                        --------------- ------ --------   --------  --------  -------
Net asset value, beginning of period  . . . . . . . .        $28.23     $24.84   $23.11     $25.00    $22.75   $21.02
                                                             ------     ------   ------     ------    ------   ------
Net investment income . . . . . . . . . . . . . . . .           .45        .96     1.14       1.20      1.26     1.35
Net realized and unrealized gain (loss) . . . . . . .           .64       4.19     2.30      (1.18)     3.07     1.70
                                                             ------     ------   ------     ------    ------   ------
    Total from investment operations  . . . . . . . .          1.09       5.15     3.44        .02      4.33     3.05
Dividends paid from net investment income . . . . . .          (.43)     (1.11)   (1.17)     (1.24)    (1.24)   (1.32)
Distributions from realized gains . . . . . . . . . .         (2.31)      (.65)    (.54)      (.67)     (.84)      --
                                                             ------     ------   ------     ------    ------   ------
Net asset value, end of period  . . . . . . . . . . .        $26.58     $28.23   $24.84     $23.11    $25.00   $22.75
                                                             ======     ======   ======     ======    ======   ======
Market value, end of period . . . . . . . . . . . . .         22.50      23.88    22.25      20.13     23.00    20.63
Total Investment Return:
    Based on market value . . . . . . . . . . . . . .          5.58%     15.65%   20.17%     (4.88)%   22.90%   18.35%
    Based on net asset value* . . . . . . . . . . . .          3.93%     21.55%   15.79%       .18%    20.12%   14.87%
Ratios/Supplemental Data:
Net assets, end of period (000's) . . . . . . . . . .        83,885     83,302    71,425    64,551    67,829   59,436
Ratio of expenses to average net assets . . . . . . .           1.2%**     1.2%     1.2%       1.2%      1.2%     1.2%
Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . . . . . . .           3.4%**     3.9%     4.9%       5.2%      5.4%     6.1%
Portfolio turnover rate . . . . . . . . . . . . . . .            37%        70%      43%        39%      102%      71%
Average commission rate paid  . . . . . . . . . . . .         $0.06      $0.07

-----------
 + Unaudited.

 * Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.

** Annualized.


                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(A) The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

1. Security Valuation

Investments in securities traded on a national securities exchange are valued at market using the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between closing reported bid and asked prices. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

2. Securities Transactions and Related Investment Income

Investment transactions are accounted for on the trade date. Realized gain or loss on securities is determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Uninvested cash balances held by the Fund's custodian earned credits of $8,894 which were recorded as interest income during the period.

3. Federal Taxes

It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income or excise taxes are believed necessary.

4. Dividends and Distributions to Shareholders

The liability for dividends and distributions payable is recorded on the ex-dividend date.

(B) The management fee is paid to Davis-Dinsmore Management Company, investment adviser. The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month. The annual fee is subject to reduction to the extent that the ordinary expenses of the Fund (excluding taxes and interest) exceed 1.5% of the first $100,000,000 and 1% of the excess over $100,000,000 of the average of the monthly net asset values of the Fund for the year.

The adviser's organization furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer, up to a maximum of $50,000 a year, are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended April 30, 1997. The officers of the Fund are also directors, officers or employees of the investment adviser, and are compensated by the investment adviser.

(C) Purchases and sales of investments aggregated $28,767,328 and $33,338,908, respectively, for the six months ended April 30, 1997, exclusive of short-term notes.

(D) At April 30, 1997, 3,156,263 shares of $.01 par value capital stock were outstanding (9,000,000 shares authorized). During the six months ended April 30, 1997, 205,920 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $4,736,184.

(E) A distribution of $.25 per share from net investment income was declared May 16, 1997 to shareholders of record at the close of business June 16, 1997, payable June 30, 1997.

BANCROFT CONVERTIBLE FUND, INC.

MAJOR PORTFOLIO CHANGES February 1 to April 30, 1997

                                                                           SHARES OR PRINCIPAL AMOUNT
                                                                        -------------------------------
                                                                                                HELD AT
                                                                        ADDITIONS REDUCTIONS    4-30-97
                                                                        --------- -----------   -------
AES Trust I $2.6875 term cv. securities, series A . . . . . . . .         44,000                 44,000
Chase Manhattan Corp. common stock  . . . . . . . . . . . . . . .                     11,375         --
Chubb Capital Corp. 6% 1998 Euro cv. sub. deb.  . . . . . . . . .                  1,300,000         --
Cooper Industries, Inc. 7.05% 2015 cv. sub. deb.  . . . . . . . .                    804,000         --
Credit Suisse First Boston 3% 2001 sr. medium-term exch. notes* .                  1,000,000         --
Enserch Corp. 6 3/8% 2002 euro cv. sub. deb.  . . . . . . . . . .      1,655,000              1,655,000
Ford Motor Company common stock . . . . . . . . . . . . . . . . .                     48,981         --
Frontier Financing Trust 6 1/4% cv. trust originated pfd. . . . .         12,500                 25,000
General Signal Corp. common stock . . . . . . . . . . . . . . . .                     44,470         --
IKON Office Solutions, Inc. depositary shares
    representing $5.04 cv. BB pfd.  . . . . . . . . . . . . . . .                     10,000         --
Jefferson-Pilot Corp. 7 1/4% 2000 notes   . . . . . . . . . . . .         10,000                 25,000
NationsBank Corp. common stock  . . . . . . . . . . . . . . . . .                     20,000         --
NatWest Markets 0% 2003 exch. trust securities  . . . . . . . . .      1,000,000              1,000,000
Nextel Trust 7 1/4% STRYPES #   . . . . . . . . . . . . . . . . .         50,000                 50,000
Pep Boys 4% 1999 cv. sub. notes . . . . . . . . . . . . . . . . .                  1,000,000         --
QUALCOMM Financial Trust I 5 3/4% trust cv. pfd.*   . . . . . . .         22,000                 22,000
Quantum Health Resources, Inc. 4 3/4% 2000 cv. sub. deb.  . . . .                    900,000         --
Simula, Inc. 8% 2004 sr. cv. sub. notes . . . . . . . . . . . . .        750,000                750,000
USA Waste Services, Inc. 4% 2002 cv. sub. notes . . . . . . . . .      1,000,000              1,000,000
Washington Mutual Savings Bank common stock . . . . . . . . . . .                     11,208     20,000
Westbridge Capital Corp. 7 1/2% 2004 cv. sub. notes   . . . . . .      1,000,000              1,000,000

 * Rule 144A security.
 # Structured Yield Product Exchangeable for Stock.

Results of the 1997 Annual Shareholders Meeting

The results of the shareholder vote at the Annual Meeting of Shareholders held on February 3, 1997, were:

1. All directors nominated by management were elected for terms expiring in 2000.

                                   Votes for    Votes withheld
                                   ----------   --------------
     William A. Benton             2,210,230       37,642
     Elizabeth C. Bogan            2,210,776       37,096
     George R. Lieberman           2,202,848       45,024

The remaining directors of the Fund, whose terms continue after the shareholder meeting, are Gordon F. Ahalt and Jane D. O'Keeffe (each of whose term expires in 1998), and Thomas H. Dinsmore, Donald M. Halsted, Jr. and Duncan O. McKee (each of whose term expires in 1999).

2. The selection of Coopers & Lybrand as independent accountants was ratified with 2,212,236 shares voted for, 7,819 shares voted against, and 27,817 abstained.

--------------------------------------------------------------------------------

Adoption of Investment Policy

At the Fund's regular Board of Directors Meeting held on April 28, 1997 the Board adopted a new investment policy that clarified existing investment policies of the Fund, consistent with the Fund's fundamental investment restriction which permits certain types of short sales. The new investment policy provides that:

The Fund may engage in short sales of convertible securities as well as common stock, provided that at the time of sale it owns or has the right to acquire, with or without payment of further consideration through its ownership of convertible or exchangeable securities or warrants or rights, an equal amount of such securities. The Fund may close out any short sale of common stock through the conversion or exchange of securities or the exercise of warrants or rights it owns, or through the purchase and delivery of common stock.

--------------------------------------------------------------------------------

Important Factors Regarding Forward-Looking Statements

Information contained within the letter to Shareholders constitutes forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Although the Company believes its expectations are based on reasonable assumptions, the Company's actual results could differ materially from its expectations. Factors which could cause actual results to differ from expectations include, among others, changes to the stock market in general or changes to the market for convertible securities.

--------------------------------------------------------------------------------

Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of Bancroft Convertible Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

============================================       =============================

DIRECTORS

GORDON F. AHALT
WILLIAM A. BENTON
ELIZABETH C. BOGAN
THOMAS H. DINSMORE, C.F.A.                                       (LOGO)
DONALD M. HALSTED, JR.
GEORGE R. LIEBERMAN
DUNCAN O. MCKEE
JANE D. O'KEEFFE
NICHOLAS W. PLATT

============================================       =============================


OFFICERS

THOMAS H. DINSMORE  Chairman of the Board                       1997
                                                            SEMI-ANNUAL
JANE D. O'KEEFFE    President                                  REPORT
                                                           APRIL 30, 1997
SIGMUND LEVINE      Senior Vice President
                      and Secretary

H. TUCKER LAKE      Vice President, Trading                    (LOGO)

GERMAINE M. ORTIZ   Assistant Vice President

GARY I. LEVINE      Treasurer and Assistant
                      Secretary

MERCEDES A. PIERRE  Assistant Treasurer

  STOCKHOLDER SERVICES AND TRANSFER AGENT
Chemical Mellon Shareholder Services, L.L.C.
                P.O. Box 590                             65 MADISON AVENUE
         Ridgefield Park, NJ 07660                   MORRISTOWN, NJ 07960-7308
               1-800/851-9677                              (973) 631-1177
                                                           WWW.BCVECF.COM
    Printed on   [LOGO]  recycled paper.               EMAIL: INFO@BCVECF.COM

============================================       =============================